Amounts Due to Related Party and Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Amounts Due to Related Party and Related Party Transactions [Abstract]
Schedule of Amounts Due to Related Parties

Amounts due to related parties as of September 30, 2025 and December 31, 2024 were comprised of the following amounts owed to Dr. Michael Dent, the Company’s Chief Executive Officer and Chairman of the Board of Directors:

	September 30,	December 31,
	2025	2024

Convertible notes payable to Dr. Michael Dent carried at fair value	$4,235,519	$671,025
Face value of convertible notes payable to Dr. Michael Dent carried at amortized value	542,692	2,315,000
Less: unamortized discounts on convertible notes payable	(32,739)	(494,104)
Carrying value of convertible notes payable to Dr. Michael Dent	4,745,472	2,491,921
Undocumented advances payable to Dr. Michael Dent	170,000	420,000
Deferred compensation payable to Dr. Michael Dent	300,600	300,600
Notes payable and other amounts due to related party, net	$5,216,072	$3,212,521

Amounts due to related parties as of December 31, 2024 and 2023 were comprised of the following:

	December 31,
	2024		2023

Note Payable to Dr. Michael Dent, March 2023	$	---	$12,601
Note Payable to Dr. Michael Dent, June 2023		---	26,875
Note Payable to Dr. Michael Dent, December 2023		---	166,500
Convertible Note Payable I to Dr. Michael Dent, March 2024 **		393,317	---
Convertible Note Payable II to Dr. Michael Dent, March 2024 **		131,615	---
Convertible Note Payable III to Dr. Michael Dent, March 2024 **		146,093	---
Convertible Note Payable IV to Dr. Michael Dent, April 2024		150,000	---
Convertible Note Payable V to Dr. Michael Dent, April 2024		50,000	---
Convertible Note Payable VI to Dr. Michael Dent, June 2024		1,000,000	---
Convertible Note Payable VII to Dr. Michael Dent, September 2024		36,842	---
Convertible Note Payable VIII to Dr. Michael Dent, April 2025		10,526	---
Convertible Note Payable IX to Dr. Michael Dent, September 2024		73,684	---
Convertible Note Payable X to Dr. Michael Dent, September 2024		21,053	---
Convertible Note Payable X to Dr. Michael Dent, September 2024		105,263	---
Convertible Note Payable XI to Dr. Michael Dent, September 2024		126,316	---
Convertible Note Payable XII to Dr. Michael Dent, September 2024		105,263	---
Convertible Note Payable XIII to Dr. Michael Dent, September 2024		52,632	---
Convertible Note Payable XIV to Dr. Michael Dent, September 2024		157,895	---
Convertible Note Payable XV to Dr. Michael Dent, September 2024		210,526	---
Advances payable to Dr. Michael Dent, September 2024		40,000	---
Advances payable to Dr. Michael Dent, October 2024		270,000	---
Advances payable to Dr. Michael Dent, November 2024		110,000	---
Convertible Note Payable XVI to Dr. Michael Dent, December 2024		25,000	---
Convertible Note Payable XVII to Dr. Michael Dent, December 2024		70,000	---
Convertible Note Payable XVIII to Dr. Michael Dent, December 2024		120,000	---
Face value of notes payable to related party		3,406,025	205,976
Less: unamortized discounts		(494,104)	(34,834)
Notes payable to related party, total		2,911,921	171,142
Plus deferred compensation payable to Dr. Michael Dent		300,600	300,600
Total due to related party		$3,212,521	$471,742

**	- denotes note payable carried at fair value

Schedule of Notes Payable to Related Parties	Convertible notes payable to Dr. Dent that are carried at fair value and revalued each period were comprised of the following as of September 30, 2025 and December 31, 2024:
			Amount Carried at Fair Value
Inception	Maturity	Principal	September 30,	December 31,
Date	Date	Amount	2025	2024
03/27/24	12/31/25	$350,000	$364,616	$393,317
03/27/24	03/31/26	150,000	165,668	131,615
03/27/24	03/31/26	166,500	183,891	146,093
04/10/24	12/31/25	150,000	169,017	—
04/18/24	12/31/25	50,000	56,664	—
06/03/24	12/31/25	1,000,000	1,102,935	—
09/19/24	03/31/26	36,842	38,939	—
09/19/24	03/31/26	10,526	11,125	—
09/19/24	03/31/26	73,684	77,878	—
09/19/24	03/31/26	21,053	22,251	—
09/19/24	03/31/26	105,263	111,254	—
09/19/24	03/31/26	126,316	133,505	—
09/19/24	03/31/26	105,263	111,254	—
09/19/24	03/31/26	52,632	55,627	—
09/19/24	03/31/26	157,895	166,881	—
09/19/24	03/31/26	210,526	222,508	—
12/04/24	12/31/25	30,000	27,321	—
12/17/24	12/31/25	130,000	78,847	—
12/31/24	12/31/25	10,000	137,830	—
03/04/25	03/31/26	35,000	49,961	—
03/12/25	03/31/26	90,000	63,567	—
03/18/25	03/31/26	60,000	429,846	—
03/27/25	03/31/26	85,000	68,165	—
04/01/25	03/31/26	70,000	22,182	—
04/09/25	03/31/26	40,000	110,692	—
04/16/25	03/31/26	25,000	16,575	—
04/22/25	03/31/26	70,000	71,720	—
05/08/25	03/31/26	120,000	109,903	—
05/12/25	03/31/26	50,000	54,897	—
		$3,581,500	$4,235,519	$671,025

Changes in the fair value of convertible notes payable to Dr. Dent during the three and nine months ended September 30, 2025 and 2024 were as follows:

			Three Months Ended		Nine Months Ended
Inception	Maturity	Principal	September 30,		September 30,
Date	Date	Amount	2025	2024	2025	2024
03/27/24	12/31/25	$350,000	$(8,263)	$(33,224)	$11,507	$(45,497)
03/27/24	03/31/26	150,000	14,842	(4,130)	63,498	(4,130)
03/27/24	03/31/26	166,500	16,539	(27,990)	71,434	(43,617)
04/10/24	12/31/25	150,000	10,908	—	10,908	—
04/18/24	12/31/25	50,000	3,551	—	3,551	—
06/03/24	12/31/25	1,000,000	67,853	—	67,851	—
09/19/24	03/31/26	36,842	3,327	—	4,612	—
09/19/24	03/31/26	10,526	951	—	1,318	—
09/19/24	03/31/26	73,684	6,655	—	9,223	—
09/19/24	03/31/26	21,053	1,901	—	2,635	—
09/19/24	03/31/26	105,263	9,507	—	13,176	—
09/19/24	03/31/26	126,316	11,409	—	15,811	—
09/19/24	03/31/26	105,263	9,507	—	13,176	—
09/19/24	03/31/26	52,632	4,754	—	6,588	—
09/19/24	03/31/26	157,895	14,261	—	19,764	—
09/19/24	03/31/26	210,526	19,014	—	26,352	—
12/04/24	12/31/25	30,000	1,428	—	1,428	—
12/17/24	12/31/25	130,000	3,730	—	3,730	—
12/31/24	12/31/25	10,000	6,065	—	6,065	—
			$197,939	$(65,344)	$352,627	$(93,244)
Convertible notes payable to Dr. Dent that are carried at net amortized value were comprised of the following as of September 30, 2025 and December 31, 2024:
		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	Sep. 30,	Dec. 31,	Sep. 30,	Dec. 31,	Sep. 30,	Dec. 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/10/24	12/31/25	$—	$150,000	$—	$(7,279)	$—	$142,721
04/18/24	12/31/25	—	50,000	—	(2,836)	—	47,164
06/03/24	12/31/25	—	1,000,000	—	(331,546)	—	668,453
09/19/24	03/31/26	—	36,842	—	(1,531)	—	35,311
09/19/24	03/31/26	—	10,526	—	(666)	—	9,860
09/19/24	03/31/26	—	73,684	—	(4,662)	—	69,022
09/19/24	03/31/26	—	21,053	—	(1,783)	—	19,270
09/19/24	03/31/26	—	105,263	—	(12,965)	—	92,298
09/19/24	03/31/26	—	126,316	—	(21,095)	—	105,221
09/19/24	03/31/26	—	105,263	—	(19,191)	—	86,072
09/19/24	03/31/26	—	52,632	—	(10,586)	—	42,046
09/19/24	03/31/26	—	157,895	—	(33,144)	—	124,751
09/19/24	03/31/26	—	210,526	—	(46,820)	—	163,706
12/04/24	12/31/25	—	25,000	—	—	—	25,000
12/17/24	12/31/25	—	70,000	—	—	—	70,000
12/31/24	12/31/25	—	120,000	—	—	—	120,000
05/29/25	11/29/25	35,000	—	—	—	35,000	—
06/04/25	12/04/25	83,846	—	—	—	83,846	—
06/18/25	12/18/25	43,846	—	—	—	43,846	—
06/25/25	12/25/25	50,000	—	(1,444)	—	48,556	—
07/01/25	01/01/26	70,000	—	(8,104)	—	61,896	—
07/11/25	01/11/26	50,000	—	—	—	50,000	—
07/16/25	01/16/26	40,000	—	—	—	40,000	—
07/23/25	01/23/26	30,000	—	—	—	30,000	—
09/03/25	03/03/26	15,000	—	(3,191)	—	11,809	—
09/10/25	03/10/26	54,000	—	(10,254)	—	43,746	—
09/17/25	03/17/26	45,000	—	(9,746)	—	35,254	—
09/26/25	03/26/26	26,000	—	—	—	26,000	—
		$542,692	$2,315,000	$(32,739)	$(494,104)	$509,953	$1,820,895

Amortization of debt discount on such convertible notes payable to Dr. Dent during the three and nine months ended September 30, 2025 and 2024 was as follows:

			Three Months Ended		Nine Months Ended
Inception	Maturity	Principal	September 30,		September 30,
Date	Date	Amount	2025	2024	2025	2024
03/14/23	03/14/24	$26,011	$—	$—	$—	$2,504
12/01/23	02/28/24	166,500	—	—	—	32,330
03/27/24	06/27/25	350,000	—	—	—	203,588
03/27/24	09/20/25	150,000	—	32,715	—	89,222
04/10/24	04/10/25	150,000	—	—	7,279	—
04/18/24	04/18/25	50,000	—	—	2,836	—
06/03/24	06/03/25	1,000,000	—	198,068	331,547	256,196
09/19/24	09/20/25	36,842	—	1,684	1,531	1,684
09/19/24	09/20/25	10,526	—	458	666	458
09/19/24	09/20/25	73,684	—	3,205	4,662	3,205
09/19/24	09/20/25	21,053	—	1,032	1,783	1,032
09/19/24	09/20/25	105,263	—	4,754	12,965	4,754
09/19/24	09/20/25	126,316	—	5,156	21,095	5,156
09/19/24	09/20/25	105,263	—	4,139	19,191	4,139
09/19/24	09/20/25	52,632	—	1,974	10,585	1,974
09/19/24	09/20/25	157,895	—	5,787	33,143	5,787
09/19/24	09/20/25	210,526	—	7,464	46,820	7,464
04/01/25	03/31/26	20,000	2,623	—	5,189	—
04/09/25	03/31/26	100,000	10,929	—	20,670	—
04/16/25	03/31/26	15,000	2,295	—	4,166	—
04/22/25	03/31/26	65,000	9,945	—	17,404	—
05/12/25	03/31/26	50,000	2,174	—	3,332	—
06/25/25	12/25/25	50,000	1,545	—	1,629	—
07/01/25	01/01/26	70,000	7,930	—	7,930	—
09/03/25	03/03/26	15,000	559	—	559	—
09/10/25	03/10/26	54,000	1,274	—	1,274	—
09/17/25	03/17/26	45,000	754	—	754	—
			$40,028	$266,436	$557,010	$619,493
The details of the September 2024 Notes are as follows:
			Original
	Maturity	Note	Issue	Net
Note Date	Date	Principal	Discount	Proceeds
09/18/24	01/10/25	$36,842	$1,842	$35,000
09/18/24	01/16/25	10,526	526	10,000
09/18/24	01/16/25	73,684	3,684	70,000
09/18/24	01/19/25	21,053	1,053	20,000
09/18/24	01/30/25	105,263	5,263	100,000
09/18/24	02/14/25	126,316	6,316	120,000
09/18/24	02/20/25	105,263	5,263	100,000
09/18/24	02/28/25	52,632	2,632	50,000
09/18/24	03/04/25	157,895	7,895	150,000
09/18/24	03/10/25	210,526	10,526	200,000
Total		$900,000	$45,000	$855,000

Schedule of Undocumented Advances

From time to time, Dr. Dent has made undocumented cash advances to the Company. Amounts due to Dr. Dent under such undocumented advances were comprised of the following as of September 30, 2025 and December 31, 2024:

		Amount Due to Dr. Dent
Advance	Advance	September 30,	December 31,
Date	Amount	2025	2024
09/24/24	$130,000	$—	$30,000
09/30/24	10,000	—	10,000
10/01/24	35,000	—	35,000
10/08/24	90,000	—	90,000
10/15/24	60,000	—	60,000
10/21/24	85,000	—	85,000
11/06/24	70,000	—	70,000
11/13/24	40,000	—	40,000
06/13/25	70,000	70,000	—
07/30/25	56,000	—	—
08/12/25	100,000	100,000	—
	$746,000	$170,000	$420,000